Capital Leases - Schedule of Future Minimum Commitments Under Non-cancelable Capital Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Leases, Future Minimum Payments, Net Minimum Payments, Fiscal Year Maturity [Abstract]
2021	$ 1,379	$ 3,916
2022	5,088	3,583
2023	3,847	2,341
2024	1,654	307
2025	653	0
Total minimum lease payments	12,621	10,147
Less: amount representing interest	(1,272)	(922)
Present value of total net minimum lease payments	11,349	9,225
Less: current portion of net minimum lease payments	(4,625)	(3,495)	$ (143)
Long-term portion of net minimum lease payments	$ 6,724	$ 5,730